LORD ABBETT INVESTMENT TRUST

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Growth Fund

Lord Abbett Multi-Asset Income Fund

Supplement dated December 23, 2015 to the

Statement of Additional Information dated April 1, 2015

The following paragraph replaces the second paragraph in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” on page 5-4 of the SAI:

Robert I. Gerber heads the team of the Funds-of-Funds. Assisting Mr. Gerber is Giulio Martini. Messrs. Gerber and Martini are jointly and primarily responsible for the day-to-day management of the Funds.

The following rows replace the applicable rows of the corresponding table beginning on page 5-5 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (# and Total Net Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Diversified Equity Strategy Fund	Robert I. Gerber	5/$6,822	0/$0	0/$0
	Giulio Martini(1)	5/$7,299.4	0/$0	0/$0

Multi-Asset Balanced Opportunity Fund	Robert I. Gerber	5/$5,106	0/$0	0/$0
	Giulio Martini(1)	5/$5,385.0	0/$0	0/$0

Multi-Asset Growth Fund	Robert I. Gerber	5/$6,012	0/$0	0/$0
	Giulio Martini(1)	5/$6,334.2	0/$0	0/$0

Multi-Asset Income Fund	Robert I. Gerber	5/$4,864	0/$0	0/$0
	Giulio Martini(1)	5/$5,245.5	0/$0	0/$0
+ Total net assets are in millions. (1) The amounts shown are as of October 31, 2015.

The following rows replace the applicable rows of the corresponding table beginning on page 5-7 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Fund	Name	Dollar Range of Shares in the Funds
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Diversified Equity Strategy Fund	Robert I. Gerber			X
	Giulio Martini(1)	X
Multi-Asset Balanced Opportunity Fund	Robert I. Gerber							X
	Giulio Martini(1)	X
Multi-Asset Growth Fund	Robert I. Gerber							X
	Giulio Martini(1)	X
Multi-Asset Income Fund	Robert I. Gerber							X
	Giulio Martini(1)	X
(1) The amounts shown are as of October 31, 2015.

Please retain this document for your future reference.